Condensed financial information of the parent company	12 Months Ended
Mar. 31, 2026
Condensed Financial Information Disclosure [Abstract]
Condensed financial information of the parent company

Note 20. Condensed financial information of the parent company

Pursuant to the requirements of Rule 12-04(a), 5-04(c) and 4-08(e)(3) of Regulation S-X, the condensed financial information of the parent company shall be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance with such requirement and concluded that it was applicable to the Company as the restricted net assets of the Company’s PRC subsidiaries exceeded 25% of the consolidated net assets of the Company. Therefore, the condensed financial statements for the parent company are included herein.

For purposes of the above test, restricted net assets of consolidated subsidiaries shall mean that amount of the Company’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which, as of the end of the most recent fiscal year, may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party.

The condensed financial information of the parent company, Chromarie, has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company has used equity method to account for its investment in its subsidiaries.

Chromarie’s share of income and losses from its subsidiaries is reported as incomes from subsidiaries in the accompanying condensed financial information of parent company.

Chromarie is incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, as a result is not subject to income or capital gains taxes. In addition, dividend payments are not subject to withholdings tax in the Cayman Islands.

The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiary. Relevant PRC statutory laws and regulations permit payments of dividends by the PRC subsidiaries only out of its retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The results of operations reflected in the accompanying consolidated and combined financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of the PRC entities.

The PRC entities are required to set aside at least 10% of their after-tax profits each year, if any, to fund certain statutory reserve funds until such reserve funds reach 50% of its registered capital. In addition, the PRC entities may allocate a portion of its after-tax profits based on PRC accounting standards to enterprise expansion fund and staff bonus and welfare fund at its discretion. The PRC entities may allocate a portion of its after-tax profits based on PRC accounting standards to a discretionary surplus fund at its discretion. The statutory reserve funds and the discretionary funds are not distributable as cash dividends. Remittance of dividends by a wholly foreign-owned company outside of China is subject to examination by the banks designated by State Administration of Foreign Exchange.

As a result of the foregoing restrictions, the PRC entities are restricted in their ability to transfer their assets to the Company. Foreign exchange and other regulation in the PRC may further restrict the PRC entities from transferring funds to the Company in the form of dividends, loans, and advances. As of March 31, 2026 and 2025, amounts restricted are the paid-in-capital and statutory reserve of the PRC entities, which amounted to $5.51 million and $5.37 million, respectively.

The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the audited consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S GAAP have been condensed or omitted.

The Company did not pay any dividend for the periods presented. As of March 31, 2026 and 2025, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

Condensed Balance Sheets

	As of March 31,
	2026	2025
Assets
Non-current assets:
Investment in subsidiaries	$6,844,628	$5,193,813
Total assets	$6,844,628	$5,193,813

Shareholders’ equity
Class A Ordinary Share, US $0.0001 par value, 450,000,000 shares authorized; 1,835,000 shares issued and outstanding	184	184
Class B Ordinary Share, US $0.0001 par value, 50,000,000 shares authorized; 8,560,000 shares issued and outstanding	856	856
Additional paid-in capital	4,856,513	4,856,513
Statutory reserve	648,790	513,459
Accumulated other comprehensive loss	(121,819)	(431,541)
Retained earnings	1,460,104	254,342
Total shareholders’ equity	6,844,628	5,193,813
Total liabilities and shareholders’ equity	$6,844,628	$5,193,813

Condensed Statements of Comprehensive Income

	For the years ended March 31,
	2026	2025	2024
Operating income
Share of income of subsidiaries	1,341,093	1,219,889	647,891
Total operating income	$1,341,093	$1,219,889	$647,891

Net income	$1,341,093	$1,219,889	$647,891

Foreign currency translation adjustment	309,193	(26,858)	(177,212)
Total comprehensive income	$1,650,286	$1,193,031	$470,679